787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 24, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Investment Counsel Variable Social Awareness Portfolio, a series of Legg Mason Partners Variable Equity Trust

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated July 18, 2014, to the Prospectus dated May 1, 2014, for Legg Mason Investment Counsel Variable Social Awareness Portfolio filed under Rule 497(e) with the Securities and Exchange Commission on July 18, 2014.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Harris C. Goldblat, Legg Mason & Co., LLC

Neesa P. Sood, Willkie Farr & Gallagher LLP

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in alliance with Dickson Minto W.S., London and Edinburgh